The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.9%
Aerospace  — 1.7%
14,000 Allient Inc. ...................... $ 499,520
1,000 L3Harris Technologies Inc. ........... 213,100
290,000 Rolls-Royce Holdings plc† ........... 1,561,822
2,274,442
Agriculture  — 0.2%
4,000 American Vanguard Corp. ........... 51,800
12,000 Limoneira Co. .................... 234,720
286,520
Automotive  — 3.9%
6,300 Blue Bird Corp.† .................. 241,542
4,000 Daimler Truck Holding AG ........... 202,651
4,100 Ferrari NV ...................... 1,787,354
153,800 Iveco Group NV† ................. 2,289,794
24,000 Traton SE ....................... 863,253
5,384,594
Automotive: Parts and Accessories  — 3.3%
50,013 Brembo SpA ..................... 640,464
100,000 Dana Inc. ....................... 1,270,000
44,002 Garrett Motion Inc.† ............... 437,380
1,800 Linamar Corp. ................... 95,677
22,000 Modine Manufacturing Co.† .......... 2,094,180
4,537,701
Aviation: Parts and Services  — 1.2%
15,500 AAR Corp.† ..................... 927,985
1,000 Curtiss-Wright Corp. ............... 255,940
9,000 Ducommun Inc.† ................. 461,700
1,645,625
Broadcasting  — 3.2%
60,000 Beasley Broadcast Group Inc., Cl. A† .... 46,800
6,000 Cogeco Inc. ..................... 252,039
90,000 Corus Entertainment Inc., Cl. B ........ 48,503
457,000 Grupo Televisa SAB, ADR ............ 1,462,400
250,000 ITV plc ......................... 233,182
500 Liberty Broadband Corp., Cl. A† ....... 28,560
103 Liberty Broadband Corp., Cl. C† ....... 5,895
188 Liberty Media Corp.-Liberty SiriusXM † .. 5,586
2,000 Liberty Media Corp.-Liberty SiriusXM ,
Cl. A† ........................ 59,400
89,500 Sinclair Inc. ..................... 1,205,565
50,000 Sirius XM Holdings Inc. ............. 194,000
53,000 TEGNA Inc. ..................... 791,820
4,333,750
Building and Construction  — 1.6%
11,741 Arcosa Inc. ...................... 1,008,082
3,500 Bouygues SA .................... 142,845
1,000 Carrier Global Corp. ............... 58,130
1,500 IES Holdings Inc.† ................ 182,460
Shares
Market
Value
6,000 Johnson Controls International plc ..... $ 391,920
5,000 Knife River Corp.† ................. 405,400
2,188,837
Business Services  — 6.0%
36,000 Herc Holdings Inc. ................ 6,058,800
68,500 JCDecaux SE† ................... 1,330,222
13,500 Loomis AB ...................... 376,850
35,000 Rentokil Initial plc ................. 208,375
4,000 Ströeer SE & Co. KGaA ............. 243,388
3,000 Vestis Corp. ..................... 57,810
8,275,445
Cable and Satellite  — 1.4%
1,500 Cogeco Communications Inc. ......... 66,531
42,000 Liberty Global Ltd., Cl. A† ........... 710,640
51,000 Liberty Global Ltd., Cl. C† ........... 899,640
51,000 Megacable Holdings SAB de CV ....... 141,792
36,057 WideOpenWest Inc.† ............... 130,527
1,949,130
Computer Software and Services  — 0.3%
3,662 CareCloud Inc.† .................. 4,248
3,000 Donnelley Financial Solutions Inc.† ..... 186,030
5,000 PAR Technology Corp.† ............. 226,800
417,078
Consumer Products  — 3.6%
10,000 BellRing Brands Inc.† .............. 590,300
15,000 Edgewell Personal Care Co. .......... 579,600
29,400 Energizer Holdings Inc. ............. 865,536
5,500 Essity AB, Cl. B ................... 130,615
300 L'Oreal SA ...................... 141,971
11,500 Marine Products Corp. ............. 135,125
15,000 Mattel Inc.† ..................... 297,150
45,000 Nintendo Co. Ltd., ADR ............. 611,550
7,000 Salvatore Ferragamo SpA ............ 85,110
32,000 Scandinavian Tobacco Group A/S ...... 572,995
6,000 Shiseido Co. Ltd. ................. 163,694
7,000 Spectrum Brands Holdings Inc. ....... 623,070
2,000 Vista Outdoor Inc.† ................ 65,560
4,862,276
Consumer Services  — 1.4%
2,500 Allegion plc ..................... 336,775
11,500 Ashtead Group plc ................ 818,630
500 Boyd Group Services Inc. ............ 105,718
350 Cie de L'Odet SE .................. 592,073
1,853,196
Diversified Industrial  — 7.3%
105,000 Ampco -Pittsburgh Corp.† ........... 227,850
34,700 Ardagh Group SA† ................ 154,589
3,500 AZZ Inc. ........................ 270,585
12,900 Enpro Inc. ...................... 2,177,133

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
33,000 Greif Inc., Cl. A ................... $ 2,278,650
9,500 Griffon Corp. .................... 696,730
8,500 Jardine Matheson Holdings Ltd. ....... 317,050
2,400 Moog Inc., Cl. A .................. 383,160
25,500 Myers Industries Inc. .............. 590,835
5,000 Smiths Group plc ................. 103,591
22,000 Steel Partners Holdings LP† .......... 872,300
8,500 Sulzer AG ....................... 1,033,930
40,000 Toray Industries Inc. ............... 191,729
40,000 Tredegar Corp. ................... 260,800
12,000 Trinity Industries Inc. ............... 334,200
10,000 Velan Inc. ....................... 43,188
7,000 Wartsila OYJ Abp ................. 106,407
10,042,727
Educational Services  — 0.2%
13,900 Universal Technical Institute Inc.† ...... 221,566
Electronics  — 2.8%
4,000 Flex Ltd.† ....................... 114,440
25,000 Mirion Technologies Inc.† ........... 284,250
10,000 Resideo Technologies Inc.† .......... 224,200
37,000 Sony Group Corp., ADR ............. 3,172,380
3,795,270
Energy and Utilities: Alternative Energy  — 0.1%
5,500 NextEra Energy Partners LP .......... 165,440
Energy and Utilities: Electric  — 0.7%
31,200 Algonquin Power & Utilities Corp. ...... 197,167
7,500 Fortis Inc. ...................... 296,334
12,000 PNM Resources Inc. ............... 451,680
945,181
Energy and Utilities: Integrated  — 1.0%
21,000 Avista Corp. ..................... 735,420
3,700 Emera Inc. ...................... 130,212
15,000 Hawaiian Electric Industries Inc. ....... 169,050
100,000 Hera SpA ....................... 352,353
1,387,035
Energy and Utilities: Natural Gas  — 1.1%
25,000 National Fuel Gas Co. .............. 1,343,000
10,000 PrairieSky Royalty Ltd. ............. 195,858
1,538,858
Energy and Utilities: Services  — 0.8%
42,000 Dril -Quip Inc.† ................... 946,260
3,000 Pineapple Energy Inc.† ............. 204
1,500 Weatherford International plc† ........ 173,130
1,119,594
Shares
Market
Value
Energy and Utilities: Water  — 2.6%
70,000 Beijing Enterprises Water Group Ltd. .... $ 15,562
1,500 Consolidated Water Co. Ltd. .......... 43,965
17,000 Mueller Water Products Inc., Cl. A ..... 273,530
90,000 Primo Water Corp. ................ 1,638,900
50,000 Severn Trent plc .................. 1,558,755
3,530,712
Entertainment  — 6.8%
30,000 Atlanta Braves Holdings Inc., Cl. A† .... 1,257,000
27,011 Atlanta Braves Holdings Inc., Cl. C† .... 1,055,050
231,500 Entain plc ....................... 2,329,905
3,000 GAN Ltd.† ...................... 3,810
14,000 Golden Entertainment Inc. ........... 515,620
500 Liberty Media Corp.-Liberty Live, Cl. A† .. 21,175
47 Liberty Media Corp.-Liberty Live, Cl. C† .. 2,059
600 Madison Square Garden Entertainment
Corp.† ....................... 23,526
4,600 Madison Square Garden Sports Corp.† .. 848,792
7,379 Manchester United plc, Cl. A† ......... 103,011
113,750 Ollamani SAB† ................... 205,475
40,000 Paramount Global, Cl. A ............. 873,200
6,000 Sphere Entertainment Co.† .......... 294,480
15,000 Ubisoft Entertainment SA† ........... 315,644
15,000 Universal Music Group NV ........... 451,175
75,000 Vivendi SE ...................... 817,229
28,000 Warner Bros Discovery Inc.† ......... 244,440
9,361,591
Environmental Services  — 1.1%
18,000 Renewi plc† ..................... 130,405
6,000 Stericycle Inc.† ................... 316,500
20,000 TOMRA Systems ASA .............. 312,348
4,000 Waste Connections Inc. ............. 688,040
1,447,293
Equipment and Supplies  — 5.7%
24,500 Commercial Vehicle Group Inc.† ....... 157,535
31,500 Flowserve Corp. .................. 1,438,920
11,000 Graco Inc. ...................... 1,028,060
17,000 Interpump Group SpA .............. 828,805
58,000 Mueller Industries Inc. .............. 3,127,940
800 Snap-on Inc. .................... 236,976
4,500 Watts Water Technologies Inc., Cl. A .... 956,475
7,774,711
Financial Services  — 4.0%
750 Credit Acceptance Corp.† ............ 413,663
6,200 EXOR NV ....................... 689,288
51,000 FinecoBank Banca Fineco SpA ........ 763,972
100 First Citizens BancShares Inc., Cl. A .... 163,500
38,000 Flushing Financial Corp. ............. 479,180
10,000 FTAI Aviation Ltd. ................. 673,000
225,000 GAM Holding AG† ................. 65,241

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
1,000 Groupe Bruxelles Lambert NV ........ $ 75,584
5,000 I3 Verticals Inc., Cl. A† ............. 114,450
7,500 Janus Henderson Group plc .......... 246,675
12,000 Kinnevik AB, Cl. A† ................ 135,202
23,000 Kinnevik AB, Cl. B† ................ 257,740
1,800 PROG Holdings Inc. ............... 61,992
70,000 Resona Holdings Inc. .............. 430,968
22,500 Synovus Financial Corp. ............ 901,350
5,471,805
Food and Beverage  — 12.2%
7,000 Britvic plc ...................... 72,624
280 Chocoladefabriken Lindt & Spruengli AG . 3,350,003
70,000 ChromaDex Corp.† ................ 243,600
3,000 Corby Spirit and Wine Ltd., Cl. A ....... 28,548
140,000 Davide Campari-Milano NV .......... 1,406,777
10,000 Fevertree Drinks plc ............... 151,584
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 1,172,430
1,000 Heineken Holding NV ............... 80,698
39,000 ITO EN Ltd. ..................... 952,715
14,000 Kameda Seika Co. Ltd. .............. 392,588
10,500 Kerry Group plc, Cl. A .............. 912,464
195,000 Kikkoman Corp. .................. 2,493,857
6,500 Luckin Coffee Inc., ADR† ............ 158,860
93,000 Maple Leaf Foods Inc. .............. 1,524,883
250,000 Nissin Foods Co. Ltd. .............. 158,109
20,000 Nomad Foods Ltd. ................ 391,200
4,000 Post Holdings Inc.† ................ 425,120
190,000 Premier Foods plc ................. 358,274
10,500 Remy Cointreau SA ................ 1,058,481
900 Symrise AG ..................... 107,729
8,000 The Hain Celestial Group Inc.† ........ 62,880
9,000 Treasury Wine Estates Ltd. ........... 73,017
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 274,949
215,000 Vitasoy International Holdings Ltd. ..... 184,320
35,000 Yakult Honsha Co. Ltd. ............. 714,890
16,750,600
Health Care  — 6.1%
18,237 Avantor Inc.† .................... 466,320
13,000 Bausch + Lomb Corp.† ............. 224,900
37,000 Bausch Health Cos. Inc.† ............ 392,570
600 Bio-Rad Laboratories Inc., Cl. A† ...... 207,522
150 Bio-Rad Laboratories Inc., Cl. B† ...... 51,850
6,500 Catalent Inc.† .................... 366,925
500 Charles River Laboratories International
Inc.† ........................ 135,475
400 Chemed Corp. ................... 256,772
8,800 Cutera Inc.† ..................... 12,936
1,000 DaVita Inc.† ..................... 138,050
Shares
Market
Value
12,000 DENTSPLY SIRONA Inc. ............ $ 398,280
4,000 Endo International plc† ............. 1
13,000 Evolent Health Inc., Cl. A† ........... 426,270
5,000 Halozyme Therapeutics Inc.† ......... 203,400
4,200 Henry Schein Inc.† ................ 317,184
1,750 ICU Medical Inc.† ................. 187,810
5,000 Idorsia Ltd.† ..................... 15,679
20,000 InfuSystem Holdings Inc.† ........... 171,400
4,800 Integer Holdings Corp.† ............. 560,064
2,000 Lantheus Holdings Inc.† ............ 124,480
10,000 Option Care Health Inc.† ............ 335,400
10,000 Owens & Minor Inc.† .............. 277,100
28,000 Patterson Cos. Inc. ................ 774,200
35,000 Perrigo Co. plc ................... 1,126,650
4,000 Silk Road Medical Inc.† ............. 73,280
700 STERIS plc ...................... 157,374
5,700 SurModics Inc.† .................. 167,238
400 Teladoc Health Inc.† ............... 6,040
4,500 Tenet Healthcare Corp.† ............. 472,995
1,600 The Cooper Companies Inc. .......... 162,336
10,000 Treace Medical Concepts Inc.† ........ 130,500
8,341,001
Hotels and Gaming  — 2.6%
3,000 Caesars Entertainment Inc.† .......... 131,220
901 Flutter Entertainment plc† ........... 179,563
26,000 Full House Resorts Inc.† ............ 144,820
40,000 International Game Technology plc ..... 903,600
656,250 Mandarin Oriental International Ltd. .... 1,020,469
9,000 MGM Resorts International† ......... 424,890
250,000 The Hongkong & Shanghai Hotels Ltd.† . 190,050
5,500 Wynn Resorts Ltd. ................ 562,265
3,556,877
Machinery  — 5.2%
21,000 Astec Industries Inc. ............... 917,910
379,000 CNH Industrial NV, New York ......... 4,911,840
2,400 Tennant Co. ..................... 291,864
13,000 Twin Disc Inc. .................... 214,890
5,700 Xylem Inc. ...................... 736,668
7,073,172
Manufactured Housing and Recreational Vehicles  — 0.6%
1,900 Cavco Industries Inc.† .............. 758,214
Metals and Mining  — 1.1%
1,500 ATI Inc.† ....................... 76,755
26,250 Cameco Corp. .................... 1,137,150
4,000 Metallus Inc.† .................... 89,000
35,000 Sierra Metals Inc.† ................ 19,950
3,000 Wheaton Precious Metals Corp. ....... 141,390
1,464,245

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing  — 0.8%
1,400 Graham Holdings Co., Cl. B .......... $ 1,074,752
10,000 The E.W. Scripps Co., Cl. A† .......... 39,300
1,114,052
Real Estate  — 0.3%
20,000 Starwood Property Trust Inc., REIT ..... 406,600
32,000 Trinity Place Holdings Inc.† .......... 4,800
411,400
Retail  — 2.4%
5,000 AutoNation Inc.† .................. 827,900
7,000 BBB Foods Inc., Cl. A† .............. 166,460
600 Biglari Holdings Inc., Cl. A† .......... 567,579
8,000 Camping World Holdings Inc., Cl. A .... 222,800
20,000 Hertz Global Holdings Inc., New York† .. 156,600
7,000 MarineMax Inc.† .................. 232,820
6,000 Movado Group Inc. ................ 167,580
1,500 Penske Automotive Group Inc. ........ 242,985
10,000 PetIQ Inc.† ...................... 182,800
15,000 Pets at Home Group plc ............. 50,814
9,000 Rush Enterprises Inc., Cl. B .......... 479,610
120,000 Sun Art Retail Group Ltd. ............ 23,918
3,321,866
Specialty Chemicals  — 1.8%
4,500 Ashland Inc. ..................... 438,165
52,500 Element Solutions Inc. .............. 1,311,450
13,547 Huntsman Corp. .................. 352,628
2,500 Novonesis ( Novozymes ) B ........... 146,518
14,000 SGL Carbon SE† .................. 105,048
6,000 T. Hasegawa Co. Ltd. ............... 120,293
2,000 Takasago International Corp. ......... 45,316
700 Treatt plc ....................... 3,764
2,523,182
Telecommunications  — 1.2%
8,250 Eurotelesites AG† ................. 32,887
5,000 Gogo Inc.† ...................... 43,900
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 43,080
100,000 Pharol SGPS SA† ................. 5,265
33,000 Telekom Austria AG ................ 275,916
17,500 Telephone and Data Systems Inc. ...... 280,350
11,000 Telesat Corp.† ................... 94,600
100,000 Vodafone Group plc, ADR ........... 890,000
1,665,998
Transportation  — 1.6%
64,000 Bollore SE ...................... 427,397
17,000 FTAI Infrastructure Inc. ............. 106,760
12,000 GATX Corp. ..................... 1,608,360
2,142,517
Shares
Market
Value
Wireless Communications  — 1.0%
40,000 Millicom International Cellular SA, SDR† . $ 815,396
15,000 United States Cellular Corp.† ......... 547,500
1,362,896
TOTAL COMMON STOCKS ......... 135,296,397
PREFERRED STOCKS  — 0.2%
Health Care  — 0.2%
10,000 XOMA Corp., Ser. A, 8.625% ......... 251,900
Retail  — 0.0%
450 Qurate Retail Inc., 8.000%, 03/15/31 .... 22,374
TOTAL PREFERRED STOCKS ........ 274,274
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
13,750 Pineapple Energy Inc., CVR† ......... 14,509
Health Care  — 0.0%
45,000 Achillion Pharmaceuticals Inc., CVR† ... 22,500
1,500 Tobira Therapeutics Inc., CVR†(a) ...... 0
22,500
TOTAL RIGHTS ................ 37,009
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
64,000 Ampco -Pittsburgh Corp., expire 08/01/25† 6,400
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.9%
$ 1,240,000 U.S. Treasury Bills,
5.269% to 5.311%††, 04/16/24 to
06/27/24 ...................... 1,228,336
TOTAL INVESTMENTS — 100.0% ....
(Cost $101,334,184) ............. $ 136,842,416
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 53.7% $ 73,510,901
Europe .............................. 31.2 42,749,451
Japan ............................... 6.8 9,289,981
Canada .............................. 4.2 5,683,260
Latin America ....................... 2.3 3,192,521
Asia/Pacific ......................... 1.8 2,416,302
Total Investments ................... 100.0% $ 136,842,416